Undiscounted Closure Cost Estimates (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Asset Retirement Obligations [Line Items]
Reconciliation of closure cost estimate, discount	$ 90.7		$ 86.0
Total closure cost estimate	390.8	[1]	355.2	[1]
Provision for environmental rehabilitation	$ 300.1		$ 269.2		$ 373.6

[1]	Includes discounting of $90.7 million in the year ended December 31, 2014 (December 31, 2013: $86.0 million) in order to reconcile the gross closure cost estimate of $390.8 million (December 31, 2013: $355.2 million) to the provision for environmental rehabilitation of $300.1 million (December 31, 2013: $269.2 million)